Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Other Non-Current Assets
Schedule of other non-current assets

	December 31, 2021	June 30, 2022
Various guarantees	603	585
Other long-term assets	4,263	4,068
Total	4,866	4,653